Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 8,528	$ 7,375
Trade receivables (net of allowance for doubtful accounts of $1,464 and $1,127 at December 31, 2018 and 2017, respectively)	13,902	13,660
Other accounts receivable and prepaid expenses (Note 3)	3,362	2,865
Inventories (Note 4)	6,432	6,551
Total current assets	32,224	30,451
LONG-TERM ASSETS:
Long-term loan to related party	948	973
Long-term accounts receivable	898	891
Long-Term contract assets	360	225
Severance pay fund (Note 2r)	3,038	3,546
Property and equipment, net (Note 5)	5,915	5,848
Other intangible assets, net (Note 6)	1,229	1,935
Goodwill (Note 7)	37,538	41,010
Deferred tax asset (Note 15)	7,934	9,585
Total long-term assets	57,860	64,013
Total assets	90,084	94,464
CURRENT LIABILITIES:
Short-term bank credit and current maturities of long-term loans (Note 8)	2,354	5,101
Trade payables	5,743	6,204
Deferred revenues and customer advances	785	777
Other accounts payable and accrued expenses (Note 9)	8,490	9,117
Total current liabilities	17,372	21,199
LONG-TERM LIABILITIES:
Long-term loans from banks (Note 10)	2,685	5,015
Deferred taxes and other long-term liabilities (Note 11)	360	838
Accrued severance pay (Note 2r)	3,531	3,996
Total long term liabilities	6,576	9,849
COMMITMENTS AND CONTINGENT LIABILITIES (Note 12)
Pointer Telocation Ltd's shareholders' equity:
Share capital (Note 13) Ordinary shares of NIS 3 par value - Authorized: 16,000,000 shares at December 31, 2018 and 2017; Issued and outstanding: 8,134,303 and 8,059,094 shares at December 31, 2018 and 2017, respectively	6,050	5,995
Additional paid-in capital	130,309	129,076
Accumulated other comprehensive loss	(8,151)	(2,340)
Accumulated deficit	(62,278)	(69,597)
Total Pointer Telocation Ltd's shareholders' equity	65,930	63,134
Non-controlling interest	206	282
Total equity	66,136	63,416
Total liabilities and equity	$ 90,084	$ 94,464